AFL - CIO HOUSING INVESTMENT TRUST [Date] 2018 [FUND NAME] AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

The HIT offers investors: ▪ Competitive Returns ▪ Low Risk Liquid Investment ▪ Diversification ▪ Union Construction Jobs ▪ Affordable Housing AFL - CIO Housing Investment Trust 1 225 Centre Street Boston Portner Flats Washington, DC 333 on the Park St. Paul 101 Polk San Francisco

▪ $6.2 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 24 of past 25 calendar years; net returns for 15 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to: • provide higher income, • a superior credit profile, and • a similar interest rate risk compared to the benchmark. AFL - CIO Housing Investment Trust 2 As of December 31, 2017

▪ HIT Invested $10.8 billion nationally (in current dollars) since inception in 1984 ▪ Financed 497 projects in 29 states ; $18.3 billion total development investment ▪ $27.7 billion in total economic activity • $10.9 billion in total salaries and benefits, with $5.4 billion for construction workers • $1.1 billion in local tax revenues and $2.3 billion in federal revenues ▪ All construction utilizes 100% union labor ▪ Generated 163.8 million hours of union construction work ; created 81,400 total union jobs across the U.S. ▪ Built or preserved 108,356 housing units; 67% affordable/workforce housing AFL - CIO Housing Investment Trust 3 Features of the HIT: 30 + Years of Impact Investing * * Includes projects financed with $109.5 million New Markets Tax Credits by Building America CDE As of December 31, 2017

AFL - CIO Housing Investment Trust 4 OBJECTIVE: Generate competitive risk - adjusted fixed - income returns versus the Bloomberg Barclays U.S. Aggregate Bond Index while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Expertise in government/agency multifamily MBS – Directly sources construction - related multifamily MBS – Focus on construction - related multifamily MBS can provide a yield advantage. – Substitution of prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed - income strategies.

HIT Barclays Aggregate Credit Profile U.S. Government/Agency /AAA/Cash 96.2% 71.2% A & Below 0.1% 25.0% Yield Current Yield: 23 basis point advantage 3.20% 2.97% Interest Rate Risk Effective Duration 5.45 5.80 Convexity 0.07 0.10 Call /Prepayment Risk Call Protected 75% 72% Not Call Protected 25% 28% AFL - CIO Housing Investment Trust 5 As of December 31, 2017 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

AFL - CIO Housing Investment Trust 6 0.33% 3.58% 2.50% 2.39% 4.38% 0.23% 3.17% 2.08% 1.96% 3.94% 0.39% 3.54% 2.24% 2.10% 4.01% -1.0% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 4th Quarter 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate Annualized Total Returns versus Benchmark As of December 31, 2017 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the 1 - , 3 - , 5 - and 10 - year periods ending December 31, 2017.

8.60% 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 8.21% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 8.44% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 HIT Gross HIT Net Barclays Aggregate AFL - CIO Housing Investment Trust 7 Calendar Year Returns as of Year - end HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 2017 was 3 . 17% , 2 . 08% , 1 . 96% , and 3 . 94% , respectively . The performance data quoted represents past performance and is no guarantee of future results . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . The HIT’s gross returns have exceeded the Barclays Aggregate for 24 of 25 consecutive calendar years, including 2008, when many fixed - income investments’ returns were lower than the benchmark or negative.

AFL - CIO Housing Investment Trust 8 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended December 31 2017 was 3 . 17% , 2 . 08% , 1 . 96% , and 3 . 94% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness ; 97 % correlation of month - over - month returns over the 5 years ending December 31 , 2017 . HIT vs. Barclays Aggregate Performance As of December 31, 2017 -3% 0% 3% 6% 9% 12% 15% Dec-02 Dec-03 Dec-04 Dec-05 Dec-06 Dec-07 Dec-08 Dec-09 Dec-10 Dec-11 Dec-12 Dec-13 Dec-14 Dec-15 Dec-16 Dec-17 HIT Gross Barclays Aggregate

AFL - CIO Housing Investment Trust 9 Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate ▪ Lower credit risk – Higher credit quality – Government/agency MBS – Substitutes call - protected multifamily MBS for corporate debt and some Treasuries and agency debt – No derivatives – No leverage through borrowing ▪ Similar interest rate risk – Duration and convexity similar to the benchmark ▪ Strong liquidity – More than 99 % invested in liquid securities Oversight Committees comprised of senior management ▪ Portfolio Management Committee – Sets portfolio macro - strategy and oversees Portfolio Management Group (PMG), monitors trading matters , approves counterparties ▪ Valuation Committee – Monitors HIT’s valuation process including reliability of pricing by independent sources, appropriateness of valuation methodologies, and determination of fair value under Board - approved policies and procedures ▪ Investment Committee – Reviews and approves all commitments related to construction, including pricing by PMG – Board of Trustees Executive Committee approves all transactions greater than $75 million

AFL - CIO Housing Investment Trust 10 35.5% 3.7% 2.6% 54.1% 3.9% 0.1% Cash & Cash Equivalents AAA Agency (including Fannie & Freddie) US Government (including Treasury, FHA & Ginnie) AA Average Quality (State Housing Bonds) Direct Loan Credit Quality* As of December 31, 2017 * Based on total investments and including unfunded commitments.

AFL - CIO Housing Investment Trust 11 * Based on total investments and including unfunded commitments. 17.2% 0.7% 4.5% 6.9% 61.4% 1.9% 3.9% 3.6% Short Term Treasury Construction - Related MF MBS AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of December 31, 2017

AFL - CIO Housing Investment Trust 12 Source: Haver Analytics, Barclays Live, and the HIT With its negative correlation to equities, the HIT provides diversification benefits, as shown above . Despite its lack of exposure to corporate bonds, the HIT’s returns are highly correlated with its benchmark, the Barclays Aggregate . Correlation of Monthly Year - over - Year Changes in Indices vs. HIT Periods ending December 31, 2017 Asset Five Year Ten Year HIT (net) 1.00 1.00 Bloomberg Barclays US Aggregate Bond Index 0.98 0.96 U.S. Standard & Poors 500 Index - 0.38 - 0.25 German DAX Index - 0.41 - 0.28 US NASDAQ - 0.43 - 0.21

AFL - CIO Housing Investment Trust 13 Source : HIT and Securities Dealers Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation. Multifamily construction - related loan spreads remain higher than permanent loan spreads and some other high credit quality options. Investment Comparison As of December 31, 2017 Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Year (bps) 10 Year UST 8.85 0.44 2.41% 0 GNMA Construction/Permanent 9.01 0.49 3.24% 84 GNMA Permanent 8.13 0.40 2.74% 34 Agency CMBS 9.32 1.06 3.43% 103 FNMA Multifamily 10/9.5 DUS 7.79 0.37 2.90% 49 FNMA 3.0% 30yr MBS 5.70 - 2.50 2.99% 59 Gold (Freddie Mac) 3.0% 30yr MBS 5.60 - 2.53 3.00% 60 GNMA 3.0% 30yr MBS 5.14 - 1.82 2.88% 48 Barclays Corporate AAA Index 11.04 2.24 2.98% 58 0 25 50 75 100 125 150 175 200 225 Spread to 10 - Year Treasury Basis Points Historical Multifamily Spreads December 2012 - December 2017 Ginnie Mae Permanent Ginnie Mae Construction/Permanent Fannie Mae Multifamily 10/9.5 DUS

AFL - CIO Housing Investment Trust 14 Source: Bloomberg and the HIT The Treasury Yield curve flattened during 2017, with shorter rates rising and longer rates falling. 1.89 1.97 2.21 2.41 2.74 1.49 1.62 1.94 2.33 2.86 1.19 1.45 1.93 2.45 3.07 1.0 1.5 2.0 2.5 3.0 3.5 2 Year 3 Year 5 Year 10 Year 30 Year Percent U.S. Treasury Yield Curve Shift 12/31/2017 9/30/2017 12/31/2016 1.0 1.5 2.0 2.5 3.0 3.5 4.0 Percent 10 - Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields 10-year Treasury Yield Ginnie Mae Construction/Permanent Yield

377Taft - Hartley pension plans/labor organizations ▪ $4.57 billion in net assets ▪ 74% total net assets ▪ 285 building trades funds and 92 industrial and service funds; ▪ 44 of these are Health & Welfare plans 12 public employee plans ▪ $1.63 billion in net assets ▪ 26% total net assets AFL - CIO Housing Investment Trust 15 As of December 31, 2017

AFL - CIO Housing Investment Trust 16 The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to fi nance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HI T a nd the cycle continues. Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1

AFL - CIO Housing Investment Trust 17 * Projects include those with financing by Building America CDE. Figures provided by Pinnacle Economics and the HIT are estimates calculated using an IMPLAN input - output model based on HIT project data. In 2016 dollars. ▪ 163.8 million hours of union construction work nationally ; 173,980 total jobs across industries ▪ 497 projects in 29 states ▪ $18.3 billion total development investment ▪ $27.7 billion in total economic activity • $10.9 billion in total salaries and benefits, with $5.4 billion for construction workers • $1.1 b illion in local tax revenues and $2.3 b illion in federal revenues ▪ 108,356 housing units, with 67% affordable/workforce housing As of December 31, 2017

AFL - CIO Housing Investment Trust 18 INVESTMENT OFFICERS IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT COMMITTEE * Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided by Portfolio Management Group Approves transactions for investment or recommends transactions to Executive Committee, if required EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment INVESTMENT OFFICERS ANALYZE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visit MORTGAGE BANKER UNDERWRITING & PROCESSING Financial Analysis Market Review Mortgage Credit Sponsor/Management PUBLIC SECTOR APPROVAL , if appropriate under $75M $75M or over *Standard process : (1) Letter of Interest or Conditional Commitment is issued after Investment Committee approval based on analysis of the financing structure and pro formas, property description, proposed rents, market demand, sponsor, management, etc .; (2) Preliminary Financing Proposal is approved to be issued when information is available on site control, zoning ; third - party reports, and labor confirmation that the project will be built with 100 % union labor ; (3) after confirmation that the necessary credit enhancement/agency endorsement or approval has been obtained, the final commitment is based on proposed pricing from the Portfolio Management Group . For transactions of $ 75 million or more, approval by the Executive Committee of the Board is then required . Finally, the project is eligible for rate lock and final commitment documentation . (The first two steps may not occur in each transaction and do not obligate the HIT . )

AFL - CIO Housing Investment Trust 19 Source: Bureau of Labor Statistics The Third Longest Economic Expansion since 1850 (Real GDP % Change at an Annual R ate) Inflation Remains Below the Fed's Target of 2% ( Y early % C hange ) -10 -8 -6 -4 -2 0 2 4 6 Q1-08 Q1-09 Q1-10 Q1-11 Q1-12 Q1-13 Q1-14 Q1-15 Q1-16 Q1-17 1.0 1.5 2.0 2.5 3.0 3.5 4.0 Wage Growth Remains Weak (Yearly % Change ) -1 0 1 2 3 4 5 PCE Core PCE

AFL - CIO Housing Investment Trust 20 Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data), 2015 is through September Household Formation (thousands of new households) 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Rental Households (millions) -0.4 -0.2 0 0.2 0.4 0.6 0.8 1 1.2 1.4 2001-2003 2004-2006 2007-2009 2010-2012 2013-2015 Average Annual Growth in Home Owners (millions) 0 500 1000 1500 2000 1991 1992 1993 1994 1995 1996 1997 1998 1999 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015

AFL - CIO Housing Investment Trust 21 ▪ Americans switching to renting vs. owning ▪ Still difficult to access mortgage credit for single family home buyers ▪ Particular need for affordable housing ▪ Demographics/household formation ▪ Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets ▪ Migration into major cities and limited land – need to build up ▪ Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

22 ▪ Strong demand for rental and affordable housing is expected for many years. This should continue to build the HIT’s pipeline of investments to execute its strategy. ▪ Strong market momentum and optimism leading into 2018. However, inflation continues to remain below FOMC target. Global central bank tightening and end of QE could slow or end stock market rally. Geopolitical risks continue to remain at elevated levels. ▪ Yield curve should continue to flatten and possibly invert with Fed tightening and low inflation. ▪ High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other fixed - income investment alternatives. AFL - CIO Housing Investment Trust

AFL - CIO Housing Investment Trust 23 * The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees. ^ Also serves as Chief Executive Officer of HIT Advisers LLC, a wholly owned investment adviser subsidiary of the HIT formed in October 2016 and as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of HIT Advisers. Building America is certified a s a Community Development Entity by the CDFI Fund. Marketing, Investor Relations & Communications Management & Finance/ Information Technology Stephen Coyle Chief Executive Officer Ted Chandler, Chief Operating Officer Thalia Lankin, Chief Business Development Officer Eric Price, Executive Vice President^ Lesyllee White, E VP/Managing Director of DB Marketing Emily Johnstone, EVP/Managing Director of DC Marketing Debbie Cohen, Chief Development Officer Board of Trustees Chang Suh, CFA, Chief Portfolio Manager/Senior EVP Michael Cook, CFA, FRM, Senior Portfolio Manager Guy Carter, CFA, Senior Portfolio Manager David Phillips , Senior Financial Analyst Nicholas Milano, General Counsel Stephanie Wiggins, EVP/Chief Investment Officer Erica Khatchadourian, CFO Harpreet Peleg, CPA, CFA, Controller Paul Gerke, Director of IT Legal Executive Multifamily Investments Portfolio Management Christopher Kaiser, Deputy General Counsel / Chief Compliance Officer

AFL - CIO Housing Investment Trust 24 ▪ Leadership – Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 25 years at the HIT – Ted Chandler, COO: 30+ years experience in housing finance and community development, including 15 years at Fannie Mae and 8 years at the HIT – Erica Khatchadourian, CFO: 28 years experience in accounting for financial transactions, general and personnel management and policy development, with 24 years at the HIT ▪ Portfolio Management – Chang Suh, CFA, Senior EVP/Chief Portfolio Manager: 21 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 19 years at the HIT – Guy Carter, CFA, Senior Portfolio Manager: 15 years of experience including 6 years at Freddie Mac and 9 years at the HIT – Mike Cook, CFA, FRM, Senior Portfolio Manager: 14 years of experience at the HIT – David Phillips, Senior Financial Analyst: 18 years of experience at the HIT

AFL - CIO Housing Investment Trust 25 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 [Chang Suh, CFA, Senior Executive Vice President – Chief Portfolio Manager csuh@aflcio - hit.com] [Paul Sommers , Midwest Regional Marketing Director psommers@aflcio - hit.com]

AFL - CIO Housing Investment Trust 26 Returns over one year are annualized . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings for the 1 st and 3 rd quarters on Form N - Q . Performance for Periods Ending [date] YTD 1 Year 3 Year 5 Year 10 Year Since Inception HIT Time - Weighted, Gross [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% HIT Time - Weighted, Net [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% [ x.xx ]% Participant Dollar - Weighted Market Value of Units Held at [date]: [$ xxxxxxxxxx ]